Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Balance Sheet Components [Line Items]
Total inventory balance includes write down			$ 2,700	$ 6,400
Inventory write offs charged to cost of revenue and included in write down balance			797	4,764
Property and equipment, net	$ 9,101		9,731	10,533
Inventory write down	2,200		2,700	6,440	$ 1,676
Inventory obsolescence impairment	0	$ 1,483	4,538	4,111
Depreciation expense	$ 1,100	$ 800
THAILAND
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, net			1,300
Properties and Equipment [Member]
Schedule Of Balance Sheet Components [Line Items]
Depreciation expense			$ 3,700	$ 2,000